Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Unrealized gain (loss) on LTIs	[1]	$ 17,461	$ 43,999
Reallocate reserve to retained earnings upon disposal of LTIs			(7,006)
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period		(57,508)	(108,513)
Unrealized gain (loss) on LTIs		17,461	43,999
Reallocate reserve to retained earnings upon disposal of LTIs			7,006
Long-term investment revaluation reserve at end of period		(40,047)	(57,508)
Share price [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period		(69,541)	(121,412)
Unrealized gain (loss) on LTIs		13,581	44,865
Reallocate reserve to retained earnings upon disposal of LTIs			7,006
Long-term investment revaluation reserve at end of period		(55,960)	(69,541)
Foreign exchange [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period		12,879	12,899
Unrealized gain (loss) on LTIs		4,971	(20)
Long-term investment revaluation reserve at end of period		17,850	12,879
Tax effect [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [Line Items]
Long-term investment revaluation reserve at beginning of period		(846)
Unrealized gain (loss) on LTIs		(1,091)	(846)
Long-term investment revaluation reserve at end of period		$ (1,937)	$ (846)

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.